Intangible assets - Disclosure of Customer Relationships by Operating Segment (Details) - EUR (€) € in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 584,026	€ 625,379	€ 631,002
Business combinations
Disclosure of detailed information about intangible assets [line items]
PPA initial valuation	655,045
TFSS | Business combinations
Disclosure of detailed information about intangible assets [line items]
PPA initial valuation	610,789
AVPS | Business combinations
Disclosure of detailed information about intangible assets [line items]
PPA initial valuation	44,256
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets	15,742	61,557	132,472
Customer relationships | Business combinations
Disclosure of detailed information about intangible assets [line items]
Intangible assets	12,674	56,833	125,569
Customer relationships | TFSS | Business combinations
Disclosure of detailed information about intangible assets [line items]
Intangible assets	10,562	53,135	117,479
Customer relationships | AVPS | Business combinations
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 2,112	€ 3,698	€ 8,090